Common and Preferred Shares - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of classes of share capital [line items]
Beginning Balance		$ 70,503		$ 70,192
Issued in relation to share-based payments, net	[1]	7		5		$ 7
Ending Balance		$ 72,892		$ 70,503		$ 70,192
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,211,479,297	[2]	1,216,132,250
Issued in relation to share-based payments, net		3,016,072		941,847
Issued in relation to the acquisition of a subsidiary or associated corporation		842,154
Repurchased for cancellation under the Normal Course Issuer Bid				(5,594,800)
Outstanding at end of year		1,215,337,523	[2]	1,211,479,297	[2]	1,216,132,250
Beginning Balance		$ 18,239		$ 18,264
Issued in relation to share-based payments, net		200		59
Issued in relation to the acquisition of a subsidiary or associated corporation		68
Repurchased for cancellation under the Normal Course Issuer Bid				(84)
Ending Balance		$ 18,507		$ 18,239		$ 18,264

[1]	Represents amounts on account of share-based payments (refer to Note 26).
[2]	In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2021, the number of such shares bought and sold was 18,532,448 (2020 – 20,290,297).